Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities (Tables) [Abstract]
Other liabilities

37.  Other liabilities

	R$ thousand
	On December 31
	2019	2018
Financial liabilities	79,121,127	62,598,235
Credit card transactions (1)	21,595,677	22,887,885
Foreign exchange transactions (2)	31,546,034	19,801,468
Loan assignment obligations	6,594,471	8,058,619
Capitalization bonds	8,837,770	8,186,955
Securities trading	4,822,215	3,321,219
Lease liabilities (Note 37a)	5,724,960	342,089

Other liabilities	34,023,453	34,157,435
Third party funds in transit (3)	7,296,234	7,135,635
Provision for payments	9,172,457	8,266,532
Sundry creditors	3,778,494	3,137,923
Social and statutory	933,003	4,966,975
Other taxes payable	2,176,673	1,757,283
Liabilities for acquisition of assets and rights	1,493,329	1,206,376
Other	9,173,263	7,686,711
Total	113,144,580	96,755,670

(1) Refers to amounts payable to merchants;

(2) Primarily refers to Bradesco's sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and

(3) Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

Balance of the lease payable

The opening balance corresponds to the financial leasing - IAS 17 and, according to IFRS 16, the commercial financial leasing prior to 2019 should be incorporated in the balance of the lease payable, whereby the transactions of the year are all recorded in accordance with IFRS 16.

R$ thousand
Opening Balance on December 31, 2018 - IAS 17	827,574
Initial adoption - IFRS 16	4,176,611
Adjusted balance on January 1, 2019	5,004,185
Remeasurement and new contracts	1,362,692
Payments	(1,067,573)
Appropriation of financial charges	410,195
Exchange variation	15,461
Closing balance on December 31, 2019	5,724,960